Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements
Cash income tax payments, net of refunds	$ 2,331	$ 1,968	$ 1,803
Cash interest payments	134	178	169
Capitalized interest	$ 13	$ 15	$ 21